Interests in entities - Interest in group companies (Detail)	12 Months Ended
Dec. 31, 2017
370 West Trimble Road LLC [Member]
Interests in group companies [Line items]
Legal entity name	370 West Trimble Road LLC
Principal country of business	United States
Metaaldraadlampenfabriek Volt B.V. [Member]
Interests in group companies [Line items]
Legal entity name	Metaaldraadlampenfabriek “Volt” B.V.
Principal country of business	Netherlands
Philips (China) Investment Company Ltd [Member]
Interests in group companies [Line items]
Legal entity name	Philips (China) Investment Company, Ltd.
Principal country of business	China
Philips Consumer Lifestyle BV [Member]
Interests in group companies [Line items]
Legal entity name	Philips Consumer Lifestyle B.V.
Principal country of business	Netherlands
Philips Domestic Appliances and Personal Care Company of Zhuhai SEZ, Ltd [Member]
Interests in group companies [Line items]
Legal entity name	Philips Domestic Appliances and Personal Care Company of Zhuhai SEZ, Ltd.
Principal country of business	China
Philips Electronics Hong Kong Limited [Member]
Interests in group companies [Line items]
Legal entity name	Philips Electronics Hong Kong Limited
Principal country of business	Hong Kong
Philips Electronics Nederland BV [Member]
Interests in group companies [Line items]
Legal entity name	Philips Electronics Nederland B.V.
Principal country of business	Netherlands
Philips Electronics UK Limited [Member]
Interests in group companies [Line items]
Legal entity name	Philips Electronics UK Limited
Principal country of business	United Kingdom
Philips GmbH [Member]
Interests in group companies [Line items]
Legal entity name	Philips GmbH
Principal country of business	Germany
Philips Japan Ltd [Member]
Interests in group companies [Line items]
Legal entity name	Philips Japan, Ltd.
Principal country of business	Japan
Philips Medical Systems Nederland BV [Member]
Interests in group companies [Line items]
Legal entity name	Philips Medical Systems Nederland B.V.
Principal country of business	Netherlands
Philips Medizin Systeme Hofheim-Wallau GmbH [Member]
Interests in group companies [Line items]
Legal entity name	Philips Medizin Systeme Hofheim-Wallau GmbH
Principal country of business	Germany
Philips North America LLC [Member]
Interests in group companies [Line items]
Legal entity name	Philips North America LLC
Principal country of business	United States
Philips Oral Healthcare LLC [Member]
Interests in group companies [Line items]
Legal entity name	Philips Oral Healthcare, LLC
Principal country of business	United States
Philips Ultrasound Inc [Member]
Interests in group companies [Line items]
Legal entity name	Philips Ultrasound, Inc.
Principal country of business	United States
Respironics Inc [Member]
Interests in group companies [Line items]
Legal entity name	Respironics, Inc.
Principal country of business	United States
RI Finance Inc [Member]
Interests in group companies [Line items]
Legal entity name	RI Finance, Inc.
Principal country of business	United States
RIC Investments LLC [Member]
Interests in group companies [Line items]
Legal entity name	RIC Investments, LLC
Principal country of business	United States